Restatement of Previously Issued Financial Statements - Arisz Acquisition Corp. [Member]	12 Months Ended
Sep. 30, 2023
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

During the preparation of this Annual Report on Form 10-K, the Company determined that it had not appropriately accounted for interest earned on investments held in Trust Account under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Interest income was recorded based on actual cash receipts instead of on an accrual basis resulting in an understatement of Investments held in Trust Account in prior periods. Additionally, the interest earned on investments held in Trust Account, income tax provision, net income(loss), income tax payable, common stock subject to possible redemption and accumulated deficit accounts were misstated.

In accordance with Staff Accounting Bulletin (“SAB”) 99, “Materiality”, and SAB 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”, the Company evaluated the materiality of the errors from qualitative and quantitative perspectives, individually and in aggregate, and concluded that the errors were material to the Financial Statements for the fiscal year ended September 30, 2022, and the quarters ended December 31, 2022, March 31, 2023, and June 30, 2023. Management restated the impacted financial statements for the fiscal year ended September 30, 2022, and the quarter ended December 31, 2022, the quarter and six-months ending March 31, 2023, and the quarter and nine-months ending June 30, 2023. Refer to Note 12 for restated annual and quarterly financial statements.

Previously Reported [Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 12 — Restatement of Previously Issued Financial Statements

The following tables present the impact of the restatement adjustments disclosed in Note 2 — Restatement of Previously Issued Financial Statements, to the previously reported financial information as of and for the fiscal year ended September 30, 2022, and quarters ended December 31, 2022, March 31, 2023, and June 30, 2023. Restated Statements of Stockholders’ Deficit are not presented as all impacted items on those statements, Net Income (Loss), Accumulated Deficit, and Total Stockholders’ Deficit, are presented within the following tables.

	Previously Reported	Adjustments	Restated
Assets
Current assets:
Cash	$173,789	$—	$173,789
Prepaid expenses	16,836	—	16,836
Total Current Assets	190,625		190,625

Investments held in Trust Account	69,286,800	131,275	69,418,075
Total Assets	$69,477,425	$131,275	$69,608,700

Liabilities, Temporary Equity, and Stockholders’ Deficit
Current liabilities:
Accounts payable and accrued expenses	$103,063	$—	$103,063
Franchise tax payable	46,800	—	46,800
Income tax payable	49,057	27,568	76,625
Total Current Liabilities	198,920	27,568	226,488

Deferred underwriting fee payable	2,587,500	—	2,587,500
Total Liabilities	2,786,420	27,568	2,813,988

Commitments and Contingencies

Common stock subject to possible redemption, 6,900,000 shares at redemption value of $10.06 per share	69,286,800	131,275	69,418,075

Stockholders’ Deficit
Common stock, $0.0001 par value; 15,000,000 shares authorized; 2,001,389 shares (excluding 6,900,000 shares subject to possible redemption) issued and outstanding	200	—	200
Accumulated deficit	(2,595,995)	(27,568)	(2,623,563)
Total Stockholders’ Deficit	(2,595,795)	(27,568)	(2,623,363)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$69,477,425	$131,275	$69,608,700
	For the Year Ended September 30, 2022
	Previously Reported	Adjustments	Restated
General and administrative expenses	$544,157	$—	$544,157
Franchise tax expense	53,194	—	53,194
Loss from Operations	(597,351)	—	(597,351)

Other income:
Interest earned on investments held in Trust Account	286,800	131,275	418,075
Income before income taxes	(310,551)	131,275	(179,276)
Income tax provision	(49,057)	(27,568)	(76,625)
Net loss	$(359,608)	$103,707	$(255,901)

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	5,893,151	—	5,893,151
Basic and diluted net income per share, common stock subject to possible redemption	$0.57	$0.01	$0.58
Basic and diluted weighted average shares outstanding, non-redeemable common stock	1,961,132	—	1,961,132
Basic and diluted net loss per share, non-redeemable common stock	$(1.88)	$(0.01)	$(1.89)
	For the Year Ended September 30, 2022
	Previously Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(359,608)	$103,707	$(255,901)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(286,800)	(131,275)	(418,075)
Changes in operating assets and liabilities:
Prepaid expenses	(16,836)	—	(16,836)
Accounts payable and accrued expenses	82,573	—	82,573
Income tax payable	49,057	—	49,057
Franchise tax payable	46,800	27,568	76,625
Net cash used in operating activities	(484,814)	—	(484,814)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(69,000,000)	—	(69,000,000)
Net cash used in investing activities	(69,000,000)	—	(69,000,000)

Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering	69,000,000	—	69,000,000
Proceeds from sale of private placement units	2,763,886	—	2,763,886
Proceeds from sale of unit purchase option	100	—	100
Repayment of promissory note to related party	(105,000)	—	(105,000)
Payment of underwriters’ commissions	(1,725,000)	—	(1,725,000)
Payment of deferred offering costs	(350,383)	—	(350,383)
Net cash provided by financing activities	69,583,603	—	69,583,603

Net Change in Cash	98,789	—	98,789
Cash, Beginning of the Year	75,000	—	75,000
Cash, End of the Year	$173,789	$—	$173,789

Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption	$59,614,985	$—	$59,614,985
Deferred underwriting fee	$2,587,500	$—	$2,587,500
Remeasurement of common stock to redemption value	$14,432,564	$131,275	$14,563,839
	Previously Reported	Adjustments	Restated
Assets
Current assets:
Cash	$165,606	$—	$165,606
Prepaid expenses	11,145	—	11,145
Total Current Assets	176,751	—	176,751

Investments held in Trust Account	70,463,045	226,316	70,689,361
Total Assets	$70,639,796	$226,316	$70,866,112

Liabilities, Temporary Equity, and Stockholders’ Deficit
Current liabilities:
Accounts payable and accrued expenses	$221,982	$—	$221,982
Interest payable	4,825	—	4,825
Franchise tax payable	58,800	—	58,800
Income tax payable	148,310	19,959	168,269
Promissory note – Bitfufu	740,000	—	740,000
Total Current Liabilities	1,173,917	19,959	1,193,876

Deferred underwriting fee payable	2,587,500	—	2,587,500
Total Liabilities	3,761,417	19,959	3,781,376

Commitments and Contingencies

Common stock subject to possible redemption, 6,900,000 shares at redemption value of $10.24 per share	70,463,045	226,316	70,689,361

Stockholders’ Deficit
Common stock, $0.0001 par value; 15,000,000 shares authorized; 2,001,389 shares (excluding 6,900,000 shares subject to possible redemption) issued and outstanding	200	—	200
Accumulated deficit	(3,584,866)	(19,959)	(3,604,825)
Total Stockholders’ Deficit	(3,584,666)	(19,959)	(3,604,625)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$70,639,796	$226,316	$70,866,112
	For the Three Months Ended December 31, 2022
	Previously Reported	Adjustments	Restated
General and administrative expenses	$187,618	$—	$187,618
Franchise tax expense	12,000	—	12,000
Loss from Operations	(199,618)	—	(199,618)

Other income:
Interest earned on investments held in Trust Account	486,246	95,041	581,287
Income before income taxes	286,628	95,041	381,669
Income tax provision	(99,253)	(19,959)	(119,212)
Net Income	$187,375	$75,082	$262,457

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,900,000	—	6,900,000
Basic and diluted net income per share, common stock subject to possible redemption	$0.06	$0.01	$0.07
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,001,389	—	2,001,389
Basic and diluted net loss per share, non-redeemable common stock	$(0.11)	$—	$(0.11)
	For the Three Months Ended December 31, 2022
	Previously Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$187,375	$75,082	$262,457
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(486,246)	(95,041)	(581,287)
Changes in operating assets and liabilities:
Prepaid expenses	5,691	—	5,691
Accounts payable and accrued expenses	118,919	—	118,919
Interest payable	4,825	—	4,825
Income tax payable	99,253	19,959	119,212
Franchise tax payable	12,000	—	46,800
Net cash used in operating activities	(58,183)	—	(58,183)

Cash Flows from Investing Activities:
Cash deposited in Trust Account for extension	(690,000)	—	(690,000)
Net cash provided by (used in) investing activities	(690,000)	—	(690,000)

Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to Bitfufu	740,000	—	740,000
Net cash provided by (used in) financing activities	740,000	—	740,000

Net Change in Cash	(8,183)	—	(8,183)
Cash, Beginning of the Period	173,789	—	173,789
Cash, End of the Period	$165,606	$—	$165,606

Supplemental Disclosure of Non-cash Financing Activities
Deferred underwriting fee	$2,587,500	$—	$2,587,500
Remeasurement of common stock to redemption value	$1,176,246	$95,041	$1,271,287
	Previously Reported	Adjustments	Restated
Assets
Current assets:
Cash	$7,409	$—	$7,409
Prepaid expenses	64,061	—	64,061
Total Current Assets	71,470	—	71,470

Investments held in Trust Account	71,752,184	271,857	72,024,041
Total Assets	$71,823,654	$271,857	$72,095,511

Liabilities, Temporary Equity, and Stockholders’ Deficit
Current liabilities:
Accounts payable and accrued expenses	$186,748	$—	$186,748
Interest payable	16,179	—	16,179
Franchise tax payable	24,100	—	24,100
Income tax payable	244,419	29,522	273,941
Promissory note – Bitfufu	1,480,000	—	1,480,000
Total Current Liabilities	1,951,446	29,522	1,980,968

Deferred underwriting fee payable	2,587,500	—	2,587,500
Total Liabilities	4,538,946	29,522	4,568,468

Commitments and Contingencies

Common stock subject to possible redemption, 6,900,000 shares at redemption value of $10.44 per share	71,752,184	271,857	72,024,041

Stockholders’ Deficit
Common stock, $0.0001 par value; 15,000,000 shares authorized; 2,001,389 shares (excluding 6,900,000 shares subject to possible redemption) issued and outstanding	200	—	200
Accumulated deficit	(4,467,676)	(29,522)	(4,497,198)
Total Stockholders’ Deficit	(4,467,476)	(29,522)	(4,496,998)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$71,823,654	$271,857	$72,095,511
	For the Three Months Ended March 31, 2023
	Previously Reported	Adjustments	Restated
General and administrative expenses	$141,380	$—	$141,380
Franchise tax expense	12,100	—	12,100
Loss from Operations	(153,480)	—	(153,480)

Other income:
Interest earned on investments held in Trust Account	704,974	45,541	750,515
Income before income taxes	551,494	45,541	597,035
Income tax provision	(145,166)	(9,564)	(154,730)
Net Income	$406,328	$35,977	$442,305

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,900,000	—	6,900,000
Basic and diluted net income per share, common stock subject to possible redemption	$0.09	$—	$0.09
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,001,389	—	2,001,389
Basic and diluted net loss per share, non-redeemable common stock	$(0.10)	$—	$(0.10)
	For the Six Months Ended March 31, 2023
	Previously Reported	Adjustments	Restated
General and administrative expenses	$328,998	$—	$328,998
Franchise tax expenses	24,100	—	24,100
Loss from Operations	(353,098)	—	(353,098)

Other income:
Interest earned on investments held in Trust Account	1,191,220	140,582	1,331,802
Income before income taxes	838,122	140,582	978,704
Income tax provision	(244,419)	(29,522)	(273,941)
Net Income	$593,703	$111,060	$704,763

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,900,000	—	6,900,000
Basic and diluted net income per share, common stock subject to possible redemption	$0.15	$0.01	$0.16
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,001,389	—	2,001,389
Basic and diluted net loss per share, non-redeemable common stock	$(0.21)	$—	$(0.21)
	For the Six Months Ended March 31, 2023
	Previously Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$593,703	$111,060	$704,763
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(1,191,220)	(140,582)	(1,331,802)
Changes in operating assets and liabilities:
Prepaid expenses	(47,225)	—	(47,225)
Accounts payable and accrued expenses	83,685		83,685
Interest payable	16,179	—	16,179
Income tax payable	195,362	29,522	224,884
Franchise tax payable	(22,700)	—	(22,700)
Net cash used in operating activities	(372,216)	—	(372,216)

Cash Flows from Investing Activities:
Cash deposited in Trust Account for extension	(1,380,000)	—	(1,380,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes	105,836	—	105,836
Net cash provided by (used in) investing activities	(1,274,164)	—	(1,274,164)

Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to Bitfufu	1,480,000	—	1,480,000
Net cash provided by financing activities	1,480,000	—	1,480,000

Net Change in Cash	(166,380)	—	(166,380)
Cash, Beginning of the Period	173,789	—	173,789
Cash, End of the Period	$7,409	$—	$7,409

Supplemental Disclosure of Non-cash Financing Activities
Remeasurement of common stock to redemption value	$2,465,384	$140,582	$2,605,966
	Previously Reported	Adjustments	Restated
Assets
Current assets:
Cash	$158,698	$—	$158,698
Prepaid expenses	46,720	—	46,720
Total Current Assets	205,418	—	205,418

Investments held in Trust Account	33,185,036	129,527	33,314,563
Total Assets	$33,390,454	$129,527	$33,519,981

Liabilities, Temporary Equity, and Stockholders’ Deficit
Current liabilities:
Accounts payable and accrued expenses	$283,584	$—	$283,584
Interest payable	31,756	—	31,756
Franchise tax payable	13,900	—	13,900
Income tax payable	45,554	(367)	45,187
Excise tax payable	391,931	—	391,931
Promissory note – Bitfufu	1,930,000	—	1,930,000
Total Current Liabilities	2,696,725	(367)	2,696,358

Deferred underwriting fee payable	2,587,500	—	2,587,500
Total Liabilities	5,284,225	(367)	5,283,858

Commitments and Contingencies

Common stock subject to possible redemption, 3,154,365 shares at redemption value of $10.56 per share	33,185,036	129,527	33,314,563

Stockholders’ Deficit
Common stock, $0.0001 par value; 15,000,000 shares authorized; 2,001,389 shares (excluding 3,154,365 shares subject to possible redemption) issued and outstanding	200	—	200
Accumulated deficit	(5,079,007)	367	(5,078,640)
Total Stockholders’ Deficit	(5,078,807)	367	(5,078,440)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$33,390,454	$129,527	$33,519,981
	For the Three Months Ended June 30, 2023
	Previously Reported	Adjustments	Restated
General and administrative expenses	$188,542	$—	$188,542
Franchise tax expense	9,800	—	9,800
Loss from Operations	(198,342)	—	(198,342)

Other income:
Interest earned on investments held in Trust Account	763,986	(142,330)	621,656
Income before income taxes	565,644	(142,330)	423,314
Income tax provision	(159,055)	29,889	(129,166)
Net Income	$406,589	$(112,441)	$294,148

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	4,800,798	—	4,800,798
Basic and diluted net income per share, common stock subject to possible redemption	$0.10	$(0.03)	$0.07
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,001,389	—	2,001,389
Basic and diluted net loss per share, non-redeemable common stock	$(0.03)	$—	$(0.03)
	For the Nine Months Ended June 30, 2023
	Previously Reported	Adjustments	Restated
General and administrative expenses	$517,538	$—	$517,538
Franchise tax expense	33,900	—	33,900
Loss from Operations	(551,438)	—	(551,438)

Other income:
Interest earned on investments held in Trust Account	1,955,206	(1,748)	1,953,458
Income before income taxes	1,403,768	(1,748)	1,402,020
Income tax provision	(403,474)	367	(403,107)
Net Income	$1,000,294	$(1,381)	$998,913

Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,200,266	—	6,200,266
Basic and diluted net income per share, common stock subject to possible redemption	$0.24	$—	$0.24
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,001,389	—	2,001,389
Basic and diluted net loss per share, non-redeemable common stock	$(0.25)	$—	$(0.25)
	For the Nine Months Ended June 30, 2023
	Previously Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,000,294	$(1,381)	$998,913
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(1,955,206)	1,748	(1,953,458)
Changes in operating assets and liabilities:
Prepaid expenses	(29,884)	—	(29,884)
Accounts payable and accrued expenses	180,520	—	180,520
Interest payable	31,756	—	31,756
Income tax payable	(3,503)	(367)	(3,870)
Franchise tax payable	(32,900)	—	(32,900)
Net cash used in operating activities	(808,923)	—	(808,923)

Cash Flows from Investing Activities:
Cash deposited in Trust Account for extension	(1,620,000)	—	(1,620,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes	483,832	—	483,832
Cash withdrawn from Trust Account for public stockholder redemptions	39,193,137	—	39,193,137
Net cash provided by investing activities	38,056,969	—	38,056,969

Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to Bitfufu	1,930,000	—	1,930,000
Payment to redeemed public stockholders	(39,193,137)	—	39,193,137
Net cash used in financing activities	(37,263,137)	—	(37,263,137)

Net Change in Cash	(15,091)	—	(15,091)
Cash, Beginning of the Period	173,789	—	173,789
Cash, End of the Period	$158,698	$—	$158,698

Supplemental Disclosure of Non-cash Financing Activities
Remeasurement of common stock to redemption value	$3,091,374	$(1,748)	$3,089,625